Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Assets Acquired and Liabilities Assumed
ons. The following table summarizes the consideration paid and the fair value amounts recognized for the assets acquired and liabilities assumed related to the EquiPower Acquisition and the Duke Midwest Acquisition, as of the respective acquisition dates, April 1, 2015 and April 2, 2015:

(amounts in millions)	EquiPower Acquisition	Duke Midwest Acquisition	Total
Cash	$3,350	$2,800	$6,150
Equity instruments (3,460,053 common shares of Dynegy)	105	—	105
Net working capital adjustment	206	(9)	197
Fair value of total consideration transferred	$3,661	$2,791	$6,452

Cash	$267	$—	$267
Accounts receivable	49	126	175
Inventory	167	105	272
Assets from risk management activities (including current portion of $4 million and $30 million, respectively)	4	33	37
Prepayments and other current assets	32	69	101
Property, plant and equipment	2,773	2,734	5,507
Investment in unconsolidated affiliate	200	—	200
Intangible assets (including current portion of $67 million and $36 million, respectively)	111	84	195
Other long-term assets	28	35	63
Total assets acquired	3,631	3,186	6,817

Accounts payable	27	96	123
Accrued liabilities and other current liabilities	21	10	31
Debt, current portion	39	—	39
Liabilities from risk management activities (including current portion of $41 million and zero, respectively)	57	107	164
Asset retirement obligations	43	49	92
Intangible liabilities (including current portion of $24 million and $58 million, respectively)	73	93	166
Deferred income taxes, net	509	—	509
Other long-term liabilities	—	40	40
Total liabilities assumed	769	395	1,164
Identifiable net assets acquired	2,862	2,791	5,653
Goodwill	799	—	799
Net assets acquired	$3,661	$2,791	$6,452

Schedule of Goodwill
As of December 31, 2016 and 2015, we recognized goodwill of $799 million and $797 million, which was allocated to our segments as follows:

	Year Ended December 31,
(amounts in millions)	2016	2015
PJM	$272	$271
NY/NE	527	526
Total	$799	$797

Schedule of Acquisition and Related Costs
The following table summarizes acquisition costs incurred related to the Acquisitions, which are included in Acquisition and integration costs in our consolidated statements of operations, and revenues and operating income (loss) attributable to the Acquisitions, which are included in our consolidated statements of operations:

	Year Ended December 31,
(amounts in millions)	2016	2015	2014
Acquisition costs (1)	$—	$86	$19
Revenues	$2,280	$1,703	N/A
Operating income	$235	$230	N/A
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(1)
The year ended December 31, 2015, included $48 million of commitment fees associated with a temporary bridge facility, which were payable only upon the closing of the Acquisitions. No amounts were borrowed under the bridge facility, and the bridge facility was cancelled, as our permanent financing for the Acquisitions was executed.

Pro Forma Financial Results Related to Acquisition
The unaudited pro forma financial results may not be indicative of the results that would have occurred had the acquisitions been completed on January 1, 2014, nor are they indicative of future results of operations.

	Year Ended December 31,
(amounts in millions)	2015	2014
Revenues	$4,860	$5,574
Net income (loss)	$308	$(613)
Net income (loss) attributable to noncontrolling interest	$(3)	$6
Net income (loss) attributable to Dynegy Inc.	$311	$(619)